Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000200669
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Penn Mutual AM Strategic Income Fund, I Shares
C000220871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Penn Mutual AM 1847 Income Fund, I Shares
Without Sales Load [Member] | C000200669
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%		3.84%	3.80%
Without Sales Load [Member] | C000220871
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	7.00%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	1.25%		(0.33%)	1.31%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	1.25%	(2.03%)
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent	5.25%		2.46%	2.41%
Morningstar Moderately Conservative Target Risk Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Total Return USD Index
Average Annual Return, Percent	6.40%	3.53%